Non-Controlling Interest	12 Months Ended
Dec. 31, 2021
Non-Controlling Interests [Abstract]
Non-controlling Interest	Non-Controlling Interest
During the year ended December 31, 2021, the Company acquired the non-controlling interest in Alivio which resulted in Alivio being transferred to the Internal segment. The Company has revised in the 2021 financial statements the prior period financial information related to the segmentation of NCI, to conform to the presentation as of and for the year ending December 31, 2021. Please refer to Note 4 “Segment Information” for further details regarding reportable segments.
The following table summarizes the changes in the equity classified non-controlling ownership interest in subsidiaries by reportable segment:

	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Total $000s
Balance at January 1, 2019 *	(15,102)	(20,800)	(73,225)	592	(108,535)
Share of comprehensive loss	(17,643)	(13,483)	(23,953)	—	(55,079)
Deconsolidation of subsidiary	—	—	97,178	—	97,178
Subsidiary note conversion and changes in NCI ownership interest	—	23,049	—	—	23,049
Equity settled share-based payments	—	1,683	—	—	1,683
Acquisition of a subsidiary non controlling interest	24,039	—	—	—	24,039
Other	24	—	—	1	25
Balance at December 31, 2019 and January 1, 2020	(8,682)	(9,551)	—	593	(17,639)
Share of comprehensive loss	(191)	(1,211)	—	(15)	(1,417)
Equity settled share-based payments	305	2,517	—	—	2,822
Other	—	30	—	(6)	24
Balance at December 31, 2020 and January 1, 2021	(8,567)	(8,215)	—	574	(16,209)
Share of comprehensive income (loss)	(96)	(2,069)	—	15	(2,151)
NCI exercise of share-based awards in subsidiaries - change in NCI interest	—	(5,922)	—	—	(5,922)
Equity settled share-based payments	(4)	6,256	—	—	6,252
Acquisition of a subsidiary non controlling interest	8,668	—	—	—	8,668
Other	—	—	—	(6)	(6)
Balance as of December 31, 2021	—	(9,950)	—	583	(9,368)
(*) Revised to reclassify Alivio into the Internal segment to comply with current period classification. See Note 4.

The following tables summarize the financial information related to the Group’s subsidiaries with material non-controlling interests, aggregated for interests in similar entities, and before and after intra group eliminations.

	2021
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	—	7,771	—	—	7,771
Income/(loss) for the year	—	(50,436)	—	792	(49,644)
Other comprehensive income/(loss)	—	—	—	—	—
Total comprehensive income/(loss) for the year	—	(50,436)	—	792	(49,644)
Statement of Financial Position
Total assets	—	66,279	—	(161)	66,118
Total liabilities	—	228,856	—	(10,755)	218,101
Net assets/(liabilities)	—	(162,576)	—	10,594	(151,982)
As of December 31, 2021, Controlled Founded Entities with non-controlling interests primarily include Follica Incorporated, Sonde Health Inc., Entrega Inc. and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Follica Incorporated, Entrega Inc., Sonde Health Inc., and Vedanta Biosciences, Inc are 19.9 percent, 11.7 percent, 6.2 percent and 3.7 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.

	2020
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	3,267	1,957	—	—	5,224
Income/(loss) for the year	(2,407)	(53,535)	—	1,073	(54,869)
Total comprehensive income/(loss) for the year	(2,407)	(53,535)	—	1,073	(54,869)
Statement of Financial Position
Total assets	1,297	67,048	—	(7)	68,339
Total liabilities	12,086	188,345	—	(14,621)	185,809
Net assets/(liabilities)	(10,788)	(121,296)	—	14,615	(117,470)
As of December 31, 2020, Internal segment with non-controlling interests include Alivio, Controlled Founded Entities with non-controlling interests primarily include, Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Alivio Therapeutics, Inc., Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc are 8.1 percent, 19.9 percent, 4.5 percent and 0.4 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.

	2019
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s
Statement of Comprehensive Loss
Total revenue	8,006	41	—
Income/(loss) for the year	(26,668)	(23,871)	(47,905)
Other comprehensive income/(loss)	—	—	(10)
Total comprehensive income/(loss) for the year	(26,668)	(23,871)	(47,915)
On July 19, 2019 PureTech and a third party investor converted their convertible debt in Follica to Follica Preferred shares (presented as liabilities) and Follica common shares. The amount of convertible debt converted by the third party investor into Follica common shares amounted to $2.4 million (see also Note 16). As a result of the conversion Follica NCI share (in Follica common stock) was reduced from 68 percent to 19.9 percent, which resulted in a reduction in the NCI share in Follica’s shareholders’ deficit of $19.9 million. The excess of the change in the book value of NCI ($19.9 million noted above) over the contribution made by NCI ($2.4 million) amounted to $17.5 million and was recorded as a loss directly in shareholders’ equity.
During 2019 a subsidiary of the Company fully funded by the Company ceased its operations and became inactive. This resulted in a change in the NCI share in the subsidiary deficit. As a result the Company recorded a loss directly in equity of $3.1 million.
On October 1, 2019, PureTech acquired the remaining 10.0 percent of minority non-controlling interests of PureTech LYT, Inc. (previously named Ariya Therapeutics, Inc.), increasing its ownership from 90.0 percent to 100.0 percent. In consideration for the acquisition of minority interests, PureTech issued 2,126,338 shares of common shares. The fair value of the shares issued in consideration for the minority non-controlling interest amounted to $9.1 million. The carrying amount of the non-controlling interest at the acquisition was a $24.0 million deficit and the excess of the consideration paid over the book value of the non-controlling interest of approximately $33.1 million was recorded directly in shareholders’ equity.
On June 11, 2021, PureTech acquired the remaining 17.1 percent of the minority non-controlling interests of Alivio (after exercise of all in the money stock options) increasing its ownership to 100.0 percent of Alivio. The consideration for such non controlling interests amounted to $1.2 million, to be paid in three equal installments, with the first installment of $0.4 million paid at the effective date of the transaction and two additional installment to be paid upon the occurrence of certain contingent events. The Group recorded a contingent consideration liability of $0.6 million at fair value for the two additional installments, resulting in a total acquisition cost of $1.0 million. The excess of the consideration paid over the book value of the non-controlling interest of approximately $9.6 million was recorded directly as a charge to shareholders’ equity. The second installment of $0.4 million was paid in July 2021, upon the occurrence of the contingent event specified in the agreement. The contingent consideration liability is adjusted to fair value at the end of each reporting period with changes in fair value recorded in earnings. Changes in fair value of the aforementioned contingent consideration liability were not material.
On December 1, 2021, options holders in Entrega exercised options into shares of common stock, increasing the NCI interest held from 0.2 percent to 11.7 percent. During 2021 option holders in Vedanta exercised options and increased the NCI interest to 3.7 percent. The exercise of the options resulted in an increase in the NCI share in Entrega's and Vedanta's shareholder's deficit of $5.9 million. The consideration paid by NCI ($0.1 million) together with the increase in NCI share in Entrega's and Vedanta's shareholder deficit ( $5.9 million) amounted to $6.0 million and was recorded as a gain directly in shareholders' equity.